Quarterly Holdings Report
for
Fidelity® Blue Chip Value ETF
October 31, 2025
VTF-NPRT1-1225
1.9897887.105
Common Stocks - 99.4%
	Shares	Value ($)
CANADA - 1.9%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd (United States)	23,983	767,936
Imperial Oil Ltd (United States)	10,959	966,693
		1,734,629
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	14,425	785,441
TOTAL CANADA		2,520,070
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV depository receipt	313	331,539
NXP Semiconductors NV	2,487	520,081

TOTAL NETHERLANDS		851,620
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	324	80,031
UNITED KINGDOM - 3.4%
Consumer Staples - 0.6%
Beverages - 0.5%
Diageo PLC ADR	6,950	640,026
Personal Care Products - 0.1%
Unilever PLC ADR	2,977	179,186
Tobacco - 0.0%
British American Tobacco PLC ADR	2,909	148,911
TOTAL CONSUMER STAPLES		968,123

Health Care - 1.6%
Pharmaceuticals - 1.6%
Astrazeneca PLC ADR	25,720	2,119,328
Utilities - 1.2%
Multi-Utilities - 1.2%
National Grid PLC ADR	20,945	1,576,111
TOTAL UNITED KINGDOM		4,663,562
UNITED STATES - 93.4%
Communication Services - 8.5%
Entertainment - 1.3%
Walt Disney Co/The	15,575	1,754,057
Interactive Media & Services - 6.3%
Alphabet Inc Class A	20,402	5,736,838
Alphabet Inc Class C	7,011	1,975,840
Meta Platforms Inc Class A	1,276	827,295
		8,539,973
Media - 0.9%
Charter Communications Inc Class A (a)	5,067	1,184,867
TOTAL COMMUNICATION SERVICES		11,478,897

Consumer Discretionary - 7.7%
Broadline Retail - 2.6%
Amazon.com Inc (a)	14,506	3,542,655
Diversified Consumer Services - 0.9%
H&R Block Inc	25,445	1,265,634
Household Durables - 1.0%
Lennar Corp Class A	2,578	319,079
Mohawk Industries Inc (a)	3,951	448,992
Taylor Morrison Home Corp (a)	2,293	135,905
Toll Brothers Inc	1,685	227,391
TopBuild Corp (a)	583	246,306
		1,377,673
Specialty Retail - 2.9%
Lowe's Cos Inc	4,641	1,105,161
Murphy USA Inc	874	313,067
Ross Stores Inc	8,605	1,367,508
Ulta Beauty Inc (a)	2,015	1,047,558
		3,833,294
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica Inc (a)	2,704	461,140
TOTAL CONSUMER DISCRETIONARY		10,480,396

Consumer Staples - 8.0%
Beverages - 1.8%
Brown-Forman Corp Class B	25,578	696,489
Keurig Dr Pepper Inc	62,025	1,684,599
		2,381,088
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings Inc (a)	3,186	281,196
Kroger Co/The	16,787	1,068,157
Target Corp	7,388	685,015
US Foods Holding Corp (a)	14,643	1,063,375
		3,097,743
Food Products - 1.2%
McCormick & Co Inc/MD	10,165	652,186
Mondelez International Inc	15,983	918,384
		1,570,570
Household Products - 2.2%
Colgate-Palmolive Co	12,195	939,624
Procter & Gamble Co/The	13,664	2,054,656
		2,994,280
Personal Care Products - 0.0%
Kenvue Inc	1	14
Tobacco - 0.5%
Philip Morris International Inc	5,424	782,846
TOTAL CONSUMER STAPLES		10,826,541

Energy - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
ConocoPhillips	18,405	1,635,468
Exxon Mobil Corp	47,967	5,485,506
Shell PLC ADR	36,875	2,762,675
		9,883,649
Financials - 23.6%
Banks - 10.3%
Bank of America Corp	74,188	3,965,349
Cullen/Frost Bankers Inc	1,438	177,074
JPMorgan Chase & Co	6,807	2,117,794
M&T Bank Corp	9,293	1,708,704
PNC Financial Services Group Inc/The	11,212	2,046,751
US Bancorp	26,492	1,236,647
Wells Fargo & Co	30,307	2,635,800
		13,888,119
Capital Markets - 3.5%
Bank of New York Mellon Corp/The	10,236	1,104,771
Blackrock Inc	856	926,885
Northern Trust Corp	14,657	1,885,917
State Street Corp	6,704	775,385
		4,692,958
Consumer Finance - 1.2%
Capital One Financial Corp	7,587	1,669,064
Financial Services - 2.0%
Berkshire Hathaway Inc Class B (a)	2,187	1,044,380
PayPal Holdings Inc (a)	11,840	820,157
Sycamore Partners LLC rights (a)(b)	37,295	19,766
Visa Inc Class A	2,555	870,591
		2,754,894
Insurance - 6.0%
Chubb Ltd	7,215	1,998,122
Fidelity National Financial Inc/US	5,593	308,957
Hartford Insurance Group Inc/The	7,874	977,793
Marsh & McLennan Cos Inc	6,547	1,166,348
Travelers Companies Inc/The	10,104	2,714,137
Willis Towers Watson PLC	2,900	907,990
		8,073,347
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Annaly Capital Management Inc	36,533	773,404
TOTAL FINANCIALS		31,851,786

Health Care - 8.6%
Biotechnology - 1.1%
Gilead Sciences Inc	12,490	1,496,177
Health Care Providers & Services - 2.4%
Cigna Group/The	9,159	2,238,551
CVS Health Corp	13,372	1,045,022
		3,283,573
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific Inc	3,666	2,080,052
Pharmaceuticals - 3.6%
Elanco Animal Health Inc (a)	30,799	682,197
GSK PLC ADR	45,424	2,128,569
Merck & Co Inc	23,059	1,982,613
		4,793,379
TOTAL HEALTH CARE		11,653,181

Industrials - 14.8%
Aerospace & Defense - 2.2%
L3Harris Technologies Inc	2,190	633,129
Lockheed Martin Corp	1,730	850,953
Northrop Grumman Corp	1,208	704,808
Textron Inc	9,005	727,694
		2,916,584
Air Freight & Logistics - 2.5%
CH Robinson Worldwide Inc	6,829	1,051,598
Expeditors International of Washington Inc	3,803	463,586
FedEx Corp	3,504	889,385
United Parcel Service Inc Class B	9,478	913,869
		3,318,438
Building Products - 0.2%
Builders FirstSource Inc (a)	3,096	359,662
Electrical Equipment - 1.0%
Emerson Electric Co	4,732	660,445
Regal Rexnord Corp	4,737	667,396
		1,327,841
Ground Transportation - 1.9%
CSX Corp	28,307	1,019,618
Knight-Swift Transportation Holdings Inc	12,598	568,422
Norfolk Southern Corp	3,501	992,113
		2,580,153
Machinery - 4.8%
Allison Transmission Holdings Inc	7,972	658,089
Cummins Inc	1,599	699,850
Deere & Co	2,613	1,206,239
Dover Corp	4,289	778,282
Flowserve Corp	6,732	459,459
PACCAR Inc	4,627	455,297
Pentair PLC	12,438	1,322,782
Westinghouse Air Brake Technologies Corp	4,423	904,238
		6,484,236
Professional Services - 1.6%
ExlService Holdings Inc (a)	11,023	430,999
Leidos Holdings Inc	3,465	659,979
Maximus Inc	7,535	626,309
SS&C Technologies Holdings Inc	5,263	446,934
		2,164,221
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	3,722	924,917
TOTAL INDUSTRIALS		20,076,052

Information Technology - 9.2%
Communications Equipment - 2.1%
Cisco Systems Inc	39,272	2,871,176
IT Services - 2.6%
Accenture PLC Class A	4,607	1,152,211
Amdocs Ltd	12,662	1,066,900
Cognizant Technology Solutions Corp Class A	8,244	600,822
GoDaddy Inc Class A (a)	4,797	638,625
		3,458,558
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Inc	242	89,450
Micron Technology Inc	7,610	1,702,890
QUALCOMM Inc	5,495	994,046
		2,786,386
Software - 2.5%
Gen Digital Inc	59,053	1,556,637
Salesforce Inc	7,005	1,824,172
		3,380,809
TOTAL INFORMATION TECHNOLOGY		12,496,929

Materials - 3.8%
Chemicals - 1.5%
CF Industries Holdings Inc	7,720	642,999
Corteva Inc	13,813	848,671
Mosaic Co/The	18,406	505,244
		1,996,914
Construction Materials - 0.9%
CRH PLC	10,680	1,271,988
Containers & Packaging - 0.6%
Crown Holdings Inc	8,534	829,334
Metals & Mining - 0.8%
Newmont Corp	12,573	1,018,036
TOTAL MATERIALS		5,116,272

Real Estate - 0.4%
Specialized REITs - 0.4%
Lamar Advertising Co Class A	2,808	333,001
Outfront Media Inc	12,937	228,855
		561,856
Utilities - 1.5%
Electric Utilities - 1.2%
Eversource Energy	11,347	837,523
PG&E Corp	52,467	837,373
		1,674,896
Gas Utilities - 0.3%
UGI Corp	10,536	352,218
TOTAL UTILITIES		2,027,114

TOTAL UNITED STATES		126,452,673
TOTAL COMMON STOCKS (Cost $111,803,500)		134,567,956

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $111,803,500)	134,567,956
NET OTHER ASSETS (LIABILITIES) - 0.6%	798,446
NET ASSETS - 100.0%	135,366,402

Legend

(a)	Non-income producing.
(b)	Level 3 security.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.